Taxation (Details) - Schedule of taxation - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Current tax
Current year	R 250,606	R 208,141	R 160,751
Prior year	(4,671)	8,573	5,725
Other – Securities Transfer tax			200
Total current taxation	245,935	216,714	166,676
Deferred tax
Current year	15,972	(16,370)	36,184
Prior year	1,257	(3,394)	(19,188)
Total deferred taxation	17,229	(19,764)	16,996
Withholding tax	22,134	8,526	14,956
Total tax expense	285,298	205,476	198,628
Reconciliation between accounting profit and tax expense:
Profit before taxation	894,104	682,083	696,048
Tax at the applicable tax rate of 17% 1 (2021: 17%1, 2020: 28%)	151,998	115,954	118,328
Effect of different tax rates in foreign jurisdictions	91,841	66,257	71,122
Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses	(2,239)	(982)	(1,332)
Tax incentive	(5,975)	(2,709)	(5,827)
Income not subject to tax	(4,184)	(270)	(219)
Non-deductible expenses	20,789	12,556	12,072
Recognition of previously unrecognized tax losses	(1,794)	(2,060)
Current year losses for which no deferred tax asset is recognized	14,085	1,040	2,791
Withholding tax	22,134	8,526	14,956
Securities transfer tax			200
Prior year tax under/(over) provision	(3,414)	5,179	(13,463)
Tax effect of deferred tax on decrease in tax rate	(594)
Others	2,651	1,985		[1]
Total tax expense	R 285,298	R 205,476	R 198,628

[1]	This is the corporate tax rate in Singapore.